Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
17. Commitments and Contingencies
Operating leases
The Company leases office space, equipment a
n
d vehicles. The Company financed vehicles, certain IT, and other equipment under the terms of three primary master lease agreements accounted for as operating leases until September 30, 2020, when the Company converted the equipment and vehicles to capital lease as referenced in Note 16. The Company now leases nearly all equipment and vehicles under capital lease agreements and all office space under operating lease agreements. Rent, vehicle and equipment lease expense for the three and nine months ended September 30, 2021, was $1.5 million and $4.3 million, respectively. Rent, vehicle, and equipment lease expense for the three and nine months ended September 30, 2020, was $1.9 million and $6.0 million, respectively.
Future minimum lease payments for the remainder of 2021 and for the succeeding years is as follows (in thousands):

2021	$1,471
2022	5,817
2023	4,613
2024	4,165
2025	3,661
Thereafter	9,378

Total	$29,105

21. Commitments and Contingencies
Operating leases
The Company leases office space, equipment and vehicles. The Company financed vehicles, certain IT and other equipment under the terms of three primary master lease agreements accounted for as operating leases until September 30, 2020, when the Company converted the equipment and vehicles to capital lease as referenced in Note 21. Rent, vehicle and equipment lease expense for the years ended December 31, 2019 and 2020, was $7.4 million and $7.3 million, respectively.
Aggregate actual and future minimum lease payments of the remaining operating leases for equipment and rent are as follows for the years ending December 31:

2021	$5,380
2022	5,000
2023	3,838
2024	3,330
2025	2,844
Thereafter	5,975

Total	$26,367